Details of Significant Accounts - Summary of Employee Benefit Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Employee Benefit Expenses [Abstract]
Wages and salaries	$ 171,234	$ 6,098	$ 210,140	$ 234,735
Share-based payment compensation costs	17,657	629	26,793	41,386
Labor and health insurance fees	13,473	480	16,177	19,026
Pension costs	7,566	269	8,356	10,396
Other personnel expenses	5,791	206	6,915	9,112
Employee benefit expenses	$ 215,721	$ 7,682	$ 268,381	$ 314,655